PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2016	2015
Land	$820	$820
Buildings and improvements	71,082	69,675
Machinery, vehicles and equipment	74,640	43,150
Furniture and fixtures	15,090	14,311
Computer hardware and software	42,515	38,876

	204,147	166,832
Accumulated depreciation and amortization	(113,645)	(104,117)

	$90,502	$62,715

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2016, 2015 and 2014, were $14,853, $13,802 and $12,158, respectively.